Supplement Dated November 10, 2008

To

Prospectuses Dated April 28, 2008 or Later

This supplement is intended for distribution with prospectuses dated April 28, 2008 or later for variable life insurance contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life

Medallion Executive Variable Life II

Medallion Executive Variable Life III

Majestic Variable Universal Life

Majestic Variable Universal Life 98

Variable Master Plan Plus

Majestic Variable COLI

Variable Estate Protection

Majestic Variable Estate Protection

Majestic Variable Estate Protection 98

Variable Estate Protection Plus

Variable Estate Protection Edge

Performance Survivorship Variable Universal Life

Majestic Performance Survivorship Variable Universal Life

Performance Executive Variable Life

Medallion Variable Life

Medallion Variable Universal Life Plus

Medallion Variable Universal Life Edge

Medallion Variable Universal Life Edge II

Annual Premium Variable Life

eVariable Life

Flex V1

Flex V2

VUL Accumulator

EPVUL

Accumulation VUL

VUL Protector

SPVL

Survivorship VUL

Protection Variable Universal Life

Majestic Performance VUL

Survivorship Variable Universal Life

Majestic Survivorship VULX

Majestic VULX

Corporate VUL

Changes to Variable Investment Accounts

Effective after the close of business on November 7, 2008, the portfolios of John Hancock Trust listed below under “Acquired Portfolios” merged into the corresponding John Hancock Trust portfolio listed below under “Acquiring Portfolios.”

Acquired Portfolios	Acquiring Portfolios

Emerging Growth	Small Cap Growth

Managed	Lifestyle Balanced

Small Cap	Small Cap Growth

U.S. Core	Fundamental Value

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after November 7, 2008. You should disregard any reference in the product prospectus to the Acquired Portfolios.

Moreover, one or more of the Acquired Portfolios may not be available to you. You should consult your current prospectus to verify which investment accounts are currently available under your policy.

Lifestyle Balanced Portfolio Addition

This supplement also supplements the Annual Premium Variable Life prospectus dated April 28, 2008.

Effective November 10, 2008, we will add the Lifestyle Balanced investment account to your policy, which invests in the Lifestyle Balanced portfolio of the John Hancock Trust.

We revise the list of investment accounts on the first page of the prospectus to add the Lifestyle Balanced portfolio.

We revise the “Maximum” Total Annual Portfolio Operating Expenses as follows:

Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.58%	0.88%

We add the following disclosure under Portfolio Annual Expenses:

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses	Contractual Expense Reimbursement	Net Fund Operating Expenses
Lifestyle Balanced	0.04%	0.00%	0.02%	0.82%	0.88%	0.00%	0.88%

We add the following disclosure under Table of Investment Options and Investment Subadvisers:

Portfolio	Portfolio Manager	Investment Objective and Strategy
Lifestyle Balanced	MFC Global Investment Management (U.S.A.) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and invests approximately 40% of its assets in underlying portfolios which invest primarily in fixed income securities and approximately 60% in underlying portfolios which invest primarily in equity securities.

Small Cap Growth Portfolio Addition

This supplement also supplements the prospectuses dated April 28, 2008 bearing the following titles:

VUL Accumulator

EPVUL

VUL Protector

SPVL

Corporate VUL

Survivorship VUL

Effective November 10, 2008, we will add the Small Cap Growth investment account to your policy, which invests in the Small Cap Growth portfolio of the John Hancock Trust.

We revise the list of investment accounts on the first page of the prospectus to add the Small Cap Growth portfolio.

We add the following disclosure under Portfolio Annual Expenses:

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses	Contractual Expense Reimbursement	Net Fund Operating Expenses
Small Cap Growth[3]	1.07%	0.05%	0.06%	0.00%	1.18%	0.01%	1.17%

We add the following disclosure under Table of Investment Options and Investment Subadvisers:

Portfolio	Portfolio Manager	Investment Objective and Strategy
Small Cap Growth	Wellington Management Company, LLP	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-capitalization companies. For the purposes of the portfolio, “small-capitalization companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P SmallCap 600 Index.*

If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

VLI ProdSupp 11/08